UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09397
                                                    -----------

                           The Gabelli Utilities Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           ---------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2006
                                            -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           THE GABELLI UTILITIES FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2006

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2006 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      During 2006, The Gabelli Utilities Fund (Class AAA) rose 23.09% compared to gains by the S&P 500 Utilities Index and the average utility fund monitored by Lipper of 20.99% and 25.50%, respectively.

      Several important events made 2006 an outstanding year for utility stock performance.

      o Long-run earnings growth projections for many U.S. utilities were increased because of higher returns on equity permitted by federal regulators for new transmission projects.

      o A number of takeovers were announced at higher acquisition multiples compared with utility deals in recent prior years.

      o A new group of potential acquirers, global infrastructure funds, showed its strong interest in U.S. utilities by announcing two acquisitions in 2006 - Babcock & Brown's acquisition of NorthWestern Corp. and Macquarie Infrastructure Partners' acquisition of Duquesne Light Holdings.

      o The U.S. economy appeared to be slowing down, particularly the very important housing sector that had been one of the engines of growth for the past several years.

      o The Federal Reserve Board ("Fed"), that had raised short-term interest rates 17 times in the past 2 1/2 years, took a break from raising interest rates further and some economists are now looking ahead to the likelihood that the Fed may begin to lower short-term rates starting in mid 2007.

      o Following on 2005's repeal by Congress of the 1935 Public Utility Holding Company Act, major new investors have started to take over U.S. utilities. GE Financial Services, a unit of General Electric, announced in mid 2006 that it was acquiring gas utilities that were being spun out of a large pipeline company, Kinder Morgan Inc. This was GE's first acquisition of a U.S. utility.

      Some of the best performers among the major holdings in the Fund during 2006 were ONEOK (up 62% in 2006), OGE Energy (up 49%), Allegheny Energy (up 45%), Southwest Gas (up 45%), and FPL Group (up 31%). Both ONEOK and OGE Energy stocks benefited from higher margins in their gas gathering and processing businesses, aided by increased volatility in the prices for oil and natural gas. Allegheny Energy stock was helped by earnings growth and balance sheet improvements. Southwest Gas stock benefited from rate increases and strong growth in its territory. FPL Group stock was helped by much higher earnings from investments in alternative energy, primarily wind energy projects across the U.S.

                                Sincerely yours,

                                /s/ Bruce N. Alpert

                                President

January 17, 2007

[GRAPH OMITTED] PLOT POINTS FOLLOW:

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
  THE GABELLI UTILITIES FUND CLASS AAA SHARES AND THE S&P 500 UTILITIES INDEX

              Gabelli Utilities Fund
                Class AAA Shares       S&P 500 Utilities Index
 8/31/99             10,000                   10,000
12/31/99             12,225                    9,008
12/31/00             14,234                   14,160
12/31/01             12,047                    9,849
12/31/02             10,233                    6,896
12/31/03             13,249                    8,706
12/31/04             15,314                   10,820
12/31/05             16,594                   12,642
12/31/06             20,426                   15,296

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2006 (A)
              ----------------------------------------------------

                                                                                                           Inception
                                                          Quarter      1 Year       3 Year      5 Year     (8/31/99)
--------------------------------------------------------------------------------------------------------------------
 GABELLI UTILITIES FUND CLASS AAA ....................    8.50%        23.09%       15.52%      11.14%      10.23%

 S&P 500 Utilities Index .............................    9.15         20.99        20.66        9.20        6.00
 Lipper Utility Fund Average .........................   10.37         25.50        20.90       10.97        7.04
 Class A .............................................    8.46         23.00        15.47       11.18       10.26
                                                          2.23(b)      15.93(b)     13.21(b)     9.87(b)     9.37(b)
 Class B .............................................    8.21         22.07        14.60       10.42        9.75
                                                          3.21(c)      17.07(c)     13.83(c)    10.15(c)     9.59(c)
 Class C .............................................    8.17         22.12        14.63       10.49        9.79
                                                          7.17(d)      21.12(d)     14.63       10.49        9.79

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
    THE VALUE OF UTILITY STOCKS CHANGE AS LONG-TERM INTEREST RATES CHANGE. FUNDS INVESTING IN A SINGLE SECTOR, SUCH AS UTILITIES, MAY BE SUBJECT TO MORE VOLATILITY THAN FUNDS THAT INVEST MORE BROADLY. THE UTILITIES INDUSTRY CAN BE SIGNIFICANTLY AFFECTED BY GOVERNMENT REGULATION, FINANCING DIFFICULTIES, SUPPLY OR DEMAND OF SERVICES OR FUEL AND NATURAL RESOURCES CONSERVATION. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2002. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIOD OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2006 through December 31, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2006.

                   Beginning         Ending      Annualized    Expenses
                 Account Value   Account Value    Expense    Paid During
                   07/01/06         12/31/06       Ratio       Period*
--------------------------------------------------------------------------------
THE GABELLI UTILITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA         $1,000.00        $1,137.70       1.44%       $ 7.76
Class A           $1,000.00        $1,137.20       1.44%       $ 7.76
Class B           $1,000.00        $1,132.50       2.18%       $11.72
Class C           $1,000.00        $1,133.20       2.18%       $11.72

HYPOTHETICAL 5% RETURN
Class AAA         $1,000.00        $1,017.95       1.44%       $ 7.32
Class A           $1,000.00        $1,017.95       1.44%       $ 7.32
Class B           $1,000.00        $1,014.22       2.18%       $11.07
Class C           $1,000.00        $1,014.22       2.18%       $11.07

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2006:

GABELLI UTILITIES FUND

Energy and Utilities: Electric Integrated .........  35.6%
U.S. Government Obligations .......................  15.8%
Energy and Utilities: Natural Gas Utilities .......   8.1%
Energy and Utilities: Natural Gas Integrated ......   7.8%
Energy and Utilities:
   Electric Transmission and Distribution .........   6.3%
Energy and Utilities: Global Utilities ............   6.2%
Telecommunications ................................   4.2%
Wireless Communications ...........................   2.7%
Cable and Satellite ...............................   2.3%
Exchange Traded Funds .............................   2.1%
Entertainment .....................................   1.3%
Energy and Utilities: Oil .........................   1.3%
Electronics .......................................   1.2%
Aviation: Parts and Services ......................   1.0%
Energy and Utilities: Services ....................   0.8%
Transportation ....................................   0.8%
Diversified Industrial ............................   0.7%
Energy and Utilities: Merchant Energy .............   0.7%
Metals and Mining .................................   0.6%
Energy and Utilities: Water .......................   0.5%
Communications Equipment ..........................   0.3%
Health Care .......................................   0.0%
Publishing ........................................   0.0%
Environmental Services ............................   0.0%
Energy and Utilities: Alternative Energy ..........   0.0%
Energy and Utilities:
   Contractors and Suppliers ......................   0.0%
Other Assets and Liabilities (Net) ................  (0.3)%
                                                   ------
                                                    100.0%
                                                   =======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------
                   2006 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2006, the Fund paid to shareholders, ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.2976, $0.2976, $0.2527, and $0.2526 per share for Class AAA, Class A, Class B, and Class C, respectively. The Fund paid a long-term capital gain distribution totaling $0.0390 per share for each class, which is designated as a capital gain dividend. The Fund designates a maximum of $2,457,585 of long-term capital gains as a capital gain dividend for tax purposes. For the fiscal year ended December 31, 2006, 87.59% of the ordinary income dividend qualifies for the dividend received deduction available to corporations, and 84.33% of the ordinary income distribution was qualified dividend income. Additionally, 59.93%, 59.93%, 65.27%, and 65.28% for Class AAA, Class A, Class B, and Class C Shares, respectively, of the distributions paid in 2006 were a nontaxable return of capital which should be deducted from the cost basis of the securities held as of the payment date.

U.S. GOVERNMENT INCOME:
The percentage of the ordinary income dividend paid by the Fund during fiscal year 2006 which was derived from U.S. Treasury securities was 15.58%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Utilities Fund did not meet this strict requirement in 2006. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                     MARKET
     SHARES                                          COST             VALUE
     ------                                          ----             -----

                COMMON STOCKS -- 81.2%
                AVIATION: PARTS AND SERVICES -- 1.0%
     15,000     Curtiss-Wright Corp. ........... $    435,962     $    556,200
    600,000     Rolls-Royce Group plc+ .........    5,298,963        5,260,119
                                                 ------------     ------------
                                                    5,734,925        5,816,319
                                                 ------------     ------------

                CABLE AND SATELLITE -- 2.3%
    115,000     Cablevision Systems Corp.,
                  Cl. A+ .......................    3,124,889        3,275,200
     10,000     Cogeco Cable Inc. ..............      207,213          278,609
     40,000     Cogeco Inc. ....................      777,563        1,003,645
      5,000     Comcast Corp., Cl. A+ ..........      132,600          211,650
     85,000     EchoStar Communications
                Corp., Cl. A+ ..................    2,569,506        3,232,550
     84,000     Liberty Global Inc., Cl. A+ ....    2,050,591        2,448,600
      6,000     Mediacom Communications
                  Corp., Cl. A+ ................       35,001           48,240
     25,000     Rogers Communications Inc.,
                  Cl. B ........................      712,299        1,490,000
      6,000     Shaw Communications Inc.,
                  Cl. B, New York ..............      148,195          190,260
     45,000     The DIRECTV Group Inc.+ ........      688,202        1,122,300
                                                 ------------     ------------
                                                   10,446,059       13,301,054
                                                 ------------     ------------

                COMMUNICATIONS EQUIPMENT -- 0.3%
    100,000     Agere Systems Inc.+ ............    1,963,890        1,917,000
                                                 ------------     ------------

                DIVERSIFIED INDUSTRIAL -- 0.7%
     10,000     Cooper Industries Ltd., Cl. A ..      786,525          904,300
     80,000     General Electric Co. ...........    2,879,639        2,976,800
     10,000     Mueller Water Products Inc.,
                  Cl. A ........................      146,342          148,700
                                                 ------------     ------------
                                                    3,812,506        4,029,800
                                                 ------------     ------------

                ELECTRONICS -- 1.2%
    450,000     Symbol Technologies Inc. .......    6,683,122        6,723,000
                                                 ------------     ------------

                ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.0%
      1,000     Ormat Technologies Inc. ........       15,000           36,820
                                                 ------------     ------------

                ENERGY AND UTILITIES: CONTRACTORS AND SUPPLIERS -- 0.0%
      1,000     Pike Electric Corp.+ ...........       14,000           16,330
                                                 ------------     ------------

                ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 35.6%
    235,000     Allegheny Energy Inc.+ .........    3,103,912       10,788,850
     28,000     ALLETE Inc. ....................      956,106        1,303,120
     65,000     Alliant Energy Corp. ...........    1,762,794        2,455,050
     50,000     Ameren Corp. ...................    2,383,817        2,686,500
    132,000     American Electric Power Co. Inc.    4,689,801        5,620,560
  1,640,000     Aquila Inc.+ ...................    6,490,015        7,708,000
      1,000     Avista Corp. ...................       20,848           25,310
     33,500     Black Hills Corp. ..............      990,259        1,237,490
     17,000     Central Vermont Public
                  Service Corp. ................      302,720          400,350
     35,000     Cleco Corp. ....................      721,890          883,050
     75,000     CMS Energy Corp.+ ..............      523,967        1,252,500

                                                                      MARKET
     SHARES                                          COST             VALUE
     ------                                          ----             -----

     55,000     Constellation Energy Group ..... $  2,718,966     $  3,787,850
    400,000     DPL Inc. .......................   10,468,381       11,112,000
      6,000     DTE Energy Co. .................      240,835          290,460
    350,000     Duke Energy Corp. ..............    9,338,944       11,623,500
     52,000     Edison International ...........      671,304        2,364,960
    132,000     El Paso Electric Co.+ ..........    2,149,667        3,216,840
      4,000     Entergy Corp. ..................      152,640          369,280
    130,000     Exelon Corp. ...................    7,887,294        8,045,700
     50,000     FirstEnergy Corp. ..............    1,882,372        3,015,000
     63,600     Florida Public Utilities Co. ...      800,573          842,700
    215,000     FPL Group Inc. .................    8,340,909       11,700,300
    180,000     Great Plains Energy Inc. .......    5,323,210        5,724,000
     62,200     Green Mountain Power Corp. .....    1,767,552        2,107,958
    100,000     Hawaiian Electric Industries Inc.   2,605,691        2,715,000
     26,500     Maine & Maritimes Corp.+ .......      761,831          402,402
    200,300     MGE Energy Inc. ................    6,495,273        7,326,974
     50,000     NiSource Inc. ..................    1,088,851        1,205,000
    120,000     NorthWestern Corp. .............    4,104,486        4,245,600
     55,000     NRG Energy Inc.+ ...............    2,627,937        3,080,550
    188,000     OGE Energy Corp. ...............    4,994,639        7,520,000
    100,000     Otter Tail Corp. ...............    2,791,786        3,116,000
     28,000     PG&E Corp. .....................      365,349        1,325,240
    110,000     Pinnacle West Capital Corp. ....    4,765,152        5,575,900
     43,000     PPL Corp. ......................      915,470        1,541,120
    170,000     Progress Energy Inc. ...........    7,496,031        8,343,600
     58,000     Public Service Enterprise
                  Group Inc. ...................    3,105,545        3,850,040
     60,000     Puget Energy Inc. ..............    1,378,968        1,521,600
    130,000     SCANA Corp. ....................    5,339,837        5,280,600
    112,000     TECO Energy Inc. ...............    1,953,556        1,929,760
     79,200     The Empire District Electric Co.    1,788,440        1,955,448
    150,000     The Southern Co. ...............    4,984,440        5,529,000
      6,000     TXU Corp. ......................       43,400          325,260
     70,000     Unisource Energy Corp. .........    1,641,096        2,557,100
     34,800     Unitil Corp. ...................      877,616          882,180
    220,000     Vectren Corp. ..................    6,111,718        6,221,600
    473,000     Westar Energy Inc. .............   10,453,369       12,279,080
    120,000     Wisconsin Energy Corp. .........    4,247,147        5,695,200
     92,000     WPS Resources Corp. ............    4,910,380        4,970,760
    200,000     Xcel Energy Inc. ...............    3,478,650        4,612,000
                                                 ------------     ------------
                                                  163,015,434      202,568,342
                                                 ------------     ------------

                ENERGY AND UTILITIES:
                  ELECTRIC TRANSMISSION AND DISTRIBUTION -- 6.3%
     50,000     CH Energy Group Inc. ...........    2,281,235        2,640,000
    108,600     Consolidated Edison Inc. .......    4,909,363        5,220,402
    300,000     Duquesne Light Holdings Inc. ...    5,249,897        5,955,000
    191,000     Energy East Corp. ..............    4,508,586        4,736,800
    165,000     Northeast Utilities ............    3,282,854        4,646,400
    260,000     NSTAR ..........................    6,992,852        8,933,600
    110,000     Pepco Holdings Inc. ............    2,267,877        2,861,100
     16,666     UIL Holdings Corp. .............      490,122          703,139
                                                 ------------     ------------
                                                   29,982,786       35,696,441
                                                 ------------     ------------

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                     MARKET
     SHARES                                          COST             VALUE
     ------                                          ----             -----

              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: GLOBAL UTILITIES -- 6.2%
      4,000   Areva ...........................  $  1,690,915     $  2,972,741
     24,000   Chubu Electric Power Co. Inc. ...       574,288          717,953
    192,000   Electric Power
                Development Co. Ltd. ..........     4,680,039        8,454,098
        300   Electricite de France ...........        11,619           21,860
     98,000   Endesa SA .......................     2,812,153        4,635,126
    130,000   Enel SpA ........................       888,729        1,341,099
      4,000   Energias de Portugal SA, ADR ....       112,064          202,640
    100,000   Hera SpA ........................       174,312          434,295
     12,000   Hokkaido Electric
                Power Co. Inc. ................       238,323          306,542
     24,000   Hokuriku Electric Power Co. .....       442,615          545,523
      2,000   Iberdrola SA ....................        46,240           87,440
    100,000   Korea Electric Power
                Corp., ADR+ ...................     1,697,461        2,271,000
     35,000   Kyushu Electric Power Co. Inc. ..       765,331          923,491
      8,775   National Grid plc, ADR ..........       386,383          637,240
      2,000   Niko Resources Ltd. .............       111,679          142,949
     71,428   Scottish Power plc ..............       691,219        1,046,113
     31,746   Scottish Power plc, ADR .........     1,267,352        1,854,919
     30,000   Scottish Power plc, Cl. B+ ......       107,989          205,588
     24,000   Shikoku Electric Power Co. Inc.         473,574          571,741
      2,000   Snam Rete Gas SpA ...............        10,804           11,346
     24,000   The Chugoku Electric
                Power Co. Inc. ................       457,538          532,415
    100,000   The Kansai Electric
                Power Co. Inc. ................     2,021,741        2,697,366
     32,000   The Tokyo Electric
                Power Co. Inc. ................       782,090        1,035,251
    140,000   Tohoku Electric Power Co. Inc. ..     2,470,795        3,499,853
                                                 ------------     ------------
                                                   22,915,253       35,148,589
                                                 ------------     ------------

              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.6%
     40,000   Mirant Corp.+ ...................       708,818        1,262,800
     90,000   The AES Corp.+ ..................       434,950        1,983,600
                                                 ------------     ------------
                                                    1,143,768        3,246,400
                                                 ------------     ------------

              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 7.6%
    410,000   El Paso Corp. ...................     4,325,424        6,264,800
     20,000   Energen Corp. ...................       239,277          938,800
     36,900   EnergySouth Inc. ................     1,152,188        1,479,690
    134,000   Kinder Morgan Inc. ..............    13,907,405       14,170,500
    150,000   National Fuel Gas Co. ...........     4,529,213        5,781,000
    178,000   ONEOK Inc. ......................     4,741,203        7,675,360
    240,000   Southern Union Co. ..............     5,832,243        6,708,000
                                                 ------------     ------------
                                                   34,726,953       43,018,150
                                                 ------------     ------------

              ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 8.1%
    125,000   Atmos Energy Corp. ..............     3,373,515        3,988,750
     88,500   Cascade Natural Gas Corp. .......     2,134,295        2,293,920
                                                 ------------     ------------

                                                                     MARKET
     SHARES                                          COST             VALUE
     ------                                          ----             -----

     50,000   Chesapeake Utilities Corp. ......  $  1,338,764     $  1,532,500
     48,400   Corning Natural Gas Corp.+ ......       799,324          830,060
    345,000   KeySpan Corp. ...................    13,658,848       14,207,100
     27,000   Nicor Inc. ......................       889,090        1,263,600
    200,000   Peoples Energy Corp. ............     7,931,851        8,914,000
     60,000   Piedmont Natural Gas Co. Inc. ...     1,446,871        1,605,000
     60,000   SEMCO Energy Inc.+ ..............       339,893          366,000
     65,000   South Jersey Industries Inc. ....     1,827,745        2,171,650
    170,000   Southwest Gas Corp. .............     4,364,825        6,522,900
     68,000   The Laclede Group Inc. ..........     2,092,121        2,382,040
                                                 ------------     ------------
                                                   40,197,142       46,077,520
                                                 ------------     ------------

              ENERGY AND UTILITIES: OIL -- 1.3%
      3,000   Cameron International Corp.+ ....       103,313          159,150
    125,000   Halliburton Co. .................     3,890,038        3,881,250
     75,000   Weatherford International Ltd.+       3,331,041        3,134,250
                                                 ------------     ------------
                                                    7,324,392        7,174,650
                                                 ------------     ------------

              ENERGY AND UTILITIES: SERVICES -- 0.8%
    250,000   ABB Ltd., ADR ...................     3,191,258        4,495,000
                                                 ------------     ------------

              ENERGY AND UTILITIES: WATER -- 0.5%
      3,000   American States Water Co. .......        75,431          115,860
     15,000   Aqua America Inc. ...............       331,382          341,700
      2,000   California Water Service Group ..        70,055           80,800
      2,000   Consolidated Water Co. Ltd. .....        40,211           49,860
      6,000   Middlesex Water Co. .............       104,683          112,380
     20,000   Pennichuck Corp. ................       364,494          404,600
     34,000   SJW Corp. .......................       771,866        1,317,840
     61,600   Suez SA, Strips+ ................             0              813
     10,000   United Utilities plc, ADR .......       266,181          307,200
      1,650   York Water Co. ..................        20,543           29,502
                                                 ------------     ------------
                                                    2,044,846        2,760,555
                                                 ------------     ------------

              ENTERTAINMENT -- 1.3%
    185,000   Time Warner Inc. ................     3,615,424        4,029,300
     90,000   Vivendi .........................     2,733,312        3,517,788
                                                 ------------     ------------
                                                    6,348,736        7,547,088
                                                 ------------     ------------

              ENVIRONMENTAL SERVICES -- 0.0%
      2,000   Veolia Environnement ............        68,803          154,181
                                                 ------------     ------------

              HEALTH CARE -- 0.0%
     12,000   Tsumura & Co. ...................       261,956          280,324
                                                 ------------     ------------

              METALS AND MINING -- 0.6%
     16,000   Alliance Holdings GP LP .........       319,893          316,160
     12,000   Alliance Resource Partners LP ...       421,927          414,240
     10,000   Compania de Minas
                Buenaventura SA, ADR ..........       232,653          280,600
     50,000   James River Coal Co.+ ...........       781,474          464,000
     42,000   Peabody Energy Corp. ............     1,780,966        1,697,220
      1,000   Uranium Resources Inc.+ .........         5,550            5,800
                                                 ------------     ------------
                                                    3,542,463        3,178,020
                                                 ------------     ------------

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                     MARKET
     SHARES                                          COST             VALUE
     ------                                          ----             -----

              COMMON STOCKS (CONTINUED)
              PUBLISHING -- 0.0%
      7,000   Idearc Inc.+ ....................  $    205,612     $    200,550
                                                 ------------     ------------

              TELECOMMUNICATIONS -- 3.3%
     70,000   AT&T Inc. .......................     1,740,578        2,502,500
     40,000   BellSouth Corp. .................     1,122,419        1,884,400
    150,000   Cincinnati Bell Inc.+ ...........       685,076          685,500
      6,000   Embarq Corp. ....................       251,548          315,360
        200   Hutchison Telecommunications
                International Ltd.+ ...........           163              504
        600   Mobistar SA .....................        50,761           51,205
     50,000   Portugal Telecom SGPS SA ........       584,971          649,462
     50,000   Portugal Telecom SGPS SA,
                ADR ...........................       580,702          647,000
        200   PT Indosat Tbk ..................           128              150
    210,000   Sprint Nextel Corp. .............     4,435,700        3,966,900
        600   Tele2 AB, Cl. B .................         8,180            8,764
     35,000   Telecom Italia SpA, ADR .........     1,036,446        1,054,550
      1,066   Telefonica SA, ADR ..............        43,831           67,957
     20,000   Telephone & Data Systems Inc. ...       882,010        1,086,600
    150,000   Verizon Communications Inc. .....     5,279,648        5,586,000
                                                 ------------     ------------
                                                   16,702,161       18,506,852
                                                 ------------     ------------

              TRANSPORTATION -- 0.8%
    100,000   GATX Corp. ......................     4,143,215        4,333,000
                                                 ------------     ------------

              WIRELESS COMMUNICATIONS -- 2.7%
     50,000   Alltel Corp. ....................     2,848,561        3,024,000
     10,000   America Movil SA de CV,
                Cl. L, ADR ....................       170,793          452,200
     17,000   China Mobile Ltd., ADR ..........       304,837          734,740
     17,000   China Unicom Ltd., ADR ..........       141,622          253,130
      2,000   Cosmote Mobile
                Telecommunications SA .........        36,556           59,138
      2,600   Mobile TeleSystems OJSC, ADR ....        86,498          130,494
        190   MobileOne Ltd. ..................           218              267
    155,000   Price Communications Corp. ......     2,880,543        3,262,750
     28,000   SK Telecom Co. Ltd., ADR ........       593,203          741,440
        200   SmarTone Telecommunications
                Holdings Ltd. .................           207              207
     75,000   United States Cellular Corp.+ ...     3,766,476        5,219,250
     10,000   Vimpel-Communications, ADR+ .....       483,453          789,500
     30,000   Vodafone Group plc, ADR .........       804,169          833,400
                                                 ------------     ------------
                                                   12,117,136       15,500,516
                                                 ------------     ------------

              TOTAL COMMON STOCKS .............   376,601,416      461,726,501
                                                 ------------     ------------
              EXCHANGE TRADED FUNDS -- 2.1%
     89,000   Utilities HOLDRS Trust ..........    10,202,195       11,720,410
                                                 ------------     ------------

                                                                     MARKET
     SHARES                                          COST             VALUE
     ------                                          ----             -----

              CONVERTIBLE PREFERRED STOCKS -- 0.3%
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 0.2%
        800   El Paso Corp.,
                4.990% Cv. Pfd. (a) ...........  $    758,731     $  1,061,781
                                                 ------------     ------------
              TELECOMMUNICATIONS -- 0.1%
     11,400   Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B .......       477,317          524,400
                                                 ------------     ------------
              TOTAL CONVERTIBLE
                PREFERRED STOCKS ..............     1,236,048        1,586,181
                                                 ------------     ------------
  PRINCIPAL
   AMOUNT
  ---------
              CONVERTIBLE BONDS -- 0.8%
              TELECOMMUNICATIONS -- 0.8%
$ 5,000,000     Nortel Networks Corp., Cv.,
                  4.250%, 09/01/08 ............     4,837,780        4,862,500
                                                 ------------     ------------

   SHARES
   ------
              WARRANTS -- 0.1%
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.1%
      3,480     Mirant Corp., Ser. A,
                  expire 01/03/11+ ............        33,641           45,588
     38,363     Mirant Corp., Ser. B,
                  expire 01/03/11+ ............       190,367          539,767
                                                 ------------     ------------
                                                      224,008          585,355
                                                 ------------     ------------
  PRINCIPAL
   AMOUNT
  ---------
              U.S. GOVERNMENT OBLIGATIONS -- 15.8%
$90,680,000   U.S. Treasury Bills,
                4.845% to 5.209%++,
                01/04/07 to 04/26/07 ..........    90,003,934       90,000,060
                                                 ------------     ------------
              TOTAL
                INVESTMENTS -- 100.3% .........  $483,105,381      570,481,007
                                                 ============

              OTHER ASSETS AND LIABILITIES (NET) -- (0.3)%          (1,673,890)
                                                                  ------------
              NET ASSETS -- 100.0% ..........................     $568,807,117
                                                                  ============

-------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the Rule 144A security is considered liquid and the market value amounted to $1,061,781 or 0.19% of total net assets.
+   Non-income producing security.
++  Represents annualized yield at date of purchase.
ADR American Depository Receipt



                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $483,105,381) ................. $570,481,007
  Cash ......................................................        1,252
  Receivable for Fund shares sold ...........................    5,455,127
  Dividends and interest receivable .........................      878,573
  Prepaid expense ...........................................       19,800
                                                              ------------
  TOTAL ASSETS ..............................................  576,835,759
                                                              ------------
LIABILITIES:
  Payable for investments purchased .........................    6,389,824
  Payable for Fund shares redeemed ..........................      747,822
  Payable for investment advisory fees ......................      469,307
  Payable for distribution fees .............................      246,328
  Payable for accounting fees ...............................        7,501
  Other accrued expenses ....................................      167,860
                                                              ------------
  TOTAL LIABILITIES .........................................    8,028,642
                                                              ------------
  NET ASSETS applicable to 62,853,887
    shares outstanding ...................................... $568,807,117
                                                              ============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at
    $0.001 par value ........................................ $481,950,604
  Accumulated net investment income .........................       12,057
  Accumulated distributions in excess of net
    realized gains on investments and
    foreign currency transactions ...........................     (531,568)
  Net unrealized appreciation on investments ................   87,375,626
  Net unrealized appreciation on foreign
    currency translations ...................................          398
                                                              ------------
  NET ASSETS ................................................ $568,807,117
                                                              ============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($157,644,847 / 17,216,274 shares
    outstanding; unlimited number of
    shares authorized) ......................................        $9.16
                                                                     =====
  CLASS A:
  Net Asset Value and redemption price per share
    ($201,124,341 / 21,881,494 shares outstanding;
    unlimited number of shares authorized) ..................        $9.19
                                                                     =====
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) ..................................        $9.75
                                                                     =====
  CLASS B:
  Net Asset Value and offering price per share
    ($347,174 / 39,440 shares outstanding;
    unlimited number of shares authorized) ..................        $8.80(a)
                                                                     =====
  CLASS C:
  Net Asset Value and offering price per share
    ($209,690,755 / 23,716,679 shares outstanding;
    unlimited number of shares authorized) ..................        $8.84(a)
                                                                     =====
----------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $200,941) ..............  $11,507,550
  Interest ..................................................    2,270,198
                                                               -----------
  TOTAL INVESTMENT INCOME ...................................   13,777,748
                                                               -----------
EXPENSES:
  Investment advisory fees ..................................    3,981,477
  Distribution fees - Class AAA .............................      339,182
  Distribution fees - Class A ...............................      316,466
  Distribution fees - Class B ...............................        3,319
  Distribution fees - Class C ...............................    1,355,566
  Shareholder services fees .................................      335,472
  Shareholder communications expenses .......................      113,994
  Registration expenses .....................................      100,118
  Custodian fees ............................................       73,693
  Legal and audit fees ......................................       46,469
  Accounting fees ...........................................       45,000
  Trustees' fees ............................................       23,000
  Interest expense ..........................................          416
  Miscellaneous expenses ....................................       40,838
                                                               -----------
  TOTAL EXPENSES ............................................    6,775,010
  Less: Custodian fee credits ...............................      (11,698)
                                                               -----------
  NET EXPENSES ..............................................    6,763,312
                                                               -----------
  NET INVESTMENT INCOME .....................................    7,014,436
                                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ..........................    8,559,949
  Net realized loss on foreign currency
    transactions ............................................      (92,618)
                                                               -----------
  Net realized gain on investments and foreign
    currency transactions ...................................    8,467,331
                                                               -----------
  Net change in unrealized appreciation/
    depreciation on investments .............................   67,950,799
  Net change in unrealized appreciation/
    depreciation on foreign currency
    translations ............................................          396
                                                               -----------
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ...................................   67,951,195
                                                               -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY ........................   76,418,526
                                                               -----------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ...............................  $83,432,962
                                                               ===========

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED            YEAR ENDED
                                                                              DECEMBER 31, 2006    DECEMBER 31, 2005
                                                                              -----------------    -----------------
OPERATIONS:
  Net investment income ......................................................   $  7,014,436        $  3,455,467
  Net realized gain on investments and foreign currency transactions .........      8,467,331           2,038,617
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations ............................................     67,951,195           5,375,503
                                                                                 ------------        ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................     83,432,962          10,869,587
                                                                                 ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ................................................................     (2,308,317)         (1,963,834)
    Class A ..................................................................     (2,185,523)           (790,051)
    Class B ..................................................................         (5,798)             (3,476)
    Class C ..................................................................     (2,410,821)           (608,558)
                                                                                 ------------        ------------
                                                                                   (6,910,459)         (3,365,919)
                                                                                 ------------        ------------
  Net realized gain on investments
    Class AAA ................................................................     (2,935,678)         (1,248,644)
    Class A ..................................................................     (2,779,512)           (500,040)
    Class B ..................................................................         (7,374)             (3,806)
    Class C ..................................................................     (3,066,042)           (643,511)
                                                                                 ------------        ------------
                                                                                   (8,788,606)         (2,396,001)
                                                                                 ------------        ------------

  Return of capital
    Class AAA ................................................................     (8,013,734)         (8,083,619)
    Class A ..................................................................     (7,587,434)         (3,233,617)
    Class B ..................................................................        (20,129)            (27,148)
    Class C ..................................................................     (8,369,597)         (4,569,578)
                                                                                 ------------        ------------
                                                                                  (23,990,894)        (15,913,962)
                                                                                 ------------        ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................    (39,689,959)        (21,675,882)
                                                                                 ------------        ------------

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
    Class AAA ................................................................     17,936,265          46,448,484
    Class A ..................................................................    104,765,509          74,821,159
    Class B ..................................................................        (17,311)              8,772
    Class C ..................................................................    101,620,276          88,048,211
                                                                                 ------------        ------------
  NET INCREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST TRANSACTIONS      224,304,739         209,326,626
                                                                                 ------------        ------------

  REDEMPTION FEES ............................................................          4,084              20,804
                                                                                 ------------        ------------
  NET INCREASE IN NET ASSETS .................................................    268,051,826         198,541,135

NET ASSETS:
  Beginning of period ........................................................    300,755,291         102,214,156
                                                                                 ------------        ------------
  End of period (including undistributed net investment income of
    $12,057 and $0, respectively) ............................................   $568,807,117        $300,755,291
                                                                                 ============        ============


                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Utilities Fund (the "Fund") was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 31, 1999. The Fund's primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2006, there were no open repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2006, reclassifications were made to decrease accumulated net investment income by $91,920 and decrease accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $91,920.

The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 was as follows:

                                                      YEAR ENDED               YEAR ENDED
                                                   DECEMBER 31, 2006        DECEMBER 31, 2005
                                                   -----------------        -----------------
  DISTRIBUTIONS PAID FROM:
  Ordinary income
    (inclusive of short-term capital gains) .....    $13,241,480               $ 5,314,996
  Net long-term capital gains ...................      2,457,585                   446,924
  Non-taxable return of capital .................     23,990,894                15,913,962
                                                     -----------               -----------
  Total distributions paid ......................    $39,689,959               $21,675,882
                                                     ===========               ===========

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund's current distribution policy may restrict the Fund's ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.84 per share.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
At December 31, 2006, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes and basis adjustments on investments in partnerships.

As of December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Net unrealized appreciation on investments
       and foreign payables and receivables .................... $86,856,513
                                                                 -----------

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2006:

                                          GROSS         GROSS
                                       UNREALIZED    UNREALIZED   NET UNREALIZED
                            COST      APPRECIATION  DEPRECIATION   APPRECIATION
                            ----      ------------  ------------  --------------
     Investments ...... $483,624,892  $89,012,001   $(2,155,886)   $86,856,115

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar-year open-end Fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2006, other than short-term securities, aggregated $255,898,027 and $87,273,795, respectively.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2006, the Fund paid brokerage commissions of $273,898 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $753,361 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2006, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. SHARES OF BENEFICIAL INTEREST. The Fund currently offers four classes of shares - Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2006 and December 31, 2005 amounted to $4,084 and $20,804, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2006                 DECEMBER 31, 2005
                                                     ----------------------------      ---------------------------
                                                         SHARES          AMOUNT           SHARES           AMOUNT
                                                     ----------      ------------      ----------     ------------
                                                                CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold .......................................   5,875,882      $ 50,756,488       8,834,600     $ 75,021,712
Shares issued upon reinvestment of distributions ..   1,069,699         9,241,750         889,401        7,473,397
Shares redeemed ...................................  (4,900,496)      (42,061,973)     (4,301,540)     (36,046,625)
                                                     ----------      ------------      ----------     ------------
  Net increase ....................................   2,045,085      $ 17,936,265       5,422,461     $ 46,448,484
                                                     ==========      ============      ==========     ============
                                                                 CLASS A                          CLASS A
                                                     ----------------------------      ---------------------------
Shares sold .......................................  13,214,411      $115,924,654       9,134,021     $ 78,169,512
Shares issued upon reinvestment of distributions ..     782,960         6,845,088         264,637        2,228,188
Shares redeemed ...................................  (2,063,924)      (18,004,233)       (662,998)      (5,576,541)
                                                     ----------      ------------      ----------     ------------
  Net increase ....................................  11,933,447      $104,765,509       8,735,660     $ 74,821,159
                                                     ==========      ============      ==========     ============
                                                                 CLASS B                          CLASS B
                                                     ----------------------------      ---------------------------
Shares sold .......................................          --      $          1           3,513     $     29,937
Shares issued upon reinvestment of distributions ..         440             3,709             515            4,206
Shares redeemed ...................................      (2,553)          (21,021)         (3,109)         (25,371)
                                                     ----------      ------------      ----------     ------------
  Net increase (decrease) .........................      (2,113)     $    (17,311)            919     $      8,772
                                                     ==========      ============      ==========     ============
                                                                 CLASS C                          CLASS C
                                                     ----------------------------      ---------------------------
Shares sold .......................................  12,536,121      $106,410,918      10,727,174     $ 89,787,941
Shares issued upon reinvestment of distributions ..     860,486         7,280,950         294,675        2,422,605
Shares redeemed ...................................  (1,440,491)      (12,071,592)       (505,929)      (4,162,335)
                                                     ----------      ------------      ----------     ------------
  Net increase ....................................  11,956,116      $101,620,276      10,515,920     $ 88,048,211
                                                     ==========      ============      ==========     ============

8. CONCENTRATION RISKS. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI UTILITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                            INCOME FROM INVESTMENT OPERATIONS                     DISTRIBUTIONS
                         --------------------------------------  ---------------------------------------------
                                          Net
             Net Asset                Realized and      Total                  Net
  Period       Value,       Net        Unrealized       from       Net      Realized
   Ended     Beginning  Investment   Gain/(Loss) on  Investment Investment   Gain on   Return of     Total
December 31  of Period   Income (a)    Investments   Operations  Income    Investments  Capital  Distributions
-----------  ---------   ----------    -----------   ----------  ------    -----------  -------  -------------
CLASS AAA
   2006        $8.20      $0.17          $ 1.63       $ 1.80     $(0.16)     $(0.18)    $(0.50)     $(0.84)
   2005         8.36       0.15            0.53         0.68      (0.15)      (0.09)     (0.60)      (0.84)
   2004         8.03       0.15            1.02         1.17      (0.13)      (0.02)     (0.69)      (0.84)
   2003         6.96       0.14            1.77         1.91      (0.14)         --      (0.70)      (0.84)
   2002         9.13       0.22           (1.55)       (1.33)     (0.22)         --      (0.62)      (0.84)
CLASS A ++
   2006        $8.23      $0.18          $ 1.62       $ 1.80     $(0.16)     $(0.18)    $(0.50)     $(0.84)
   2005         8.38       0.16            0.53         0.69      (0.15)      (0.09)     (0.60)      (0.84)
   2004         8.06       0.19            0.97         1.16      (0.11)      (0.01)     (0.72)      (0.84)
   2003         6.96       0.13            1.81         1.94      (0.13)         --      (0.71)      (0.84)
CLASS B ++
   2006        $7.97      $0.11          $ 1.56       $ 1.67     $(0.12)     $(0.18)    $(0.54)     $(0.84)
   2005         8.20       0.08            0.53         0.61      (0.09)      (0.09)     (0.66)      (0.84)
   2004         7.96       0.08            1.00         1.08      (0.08)      (0.01)     (0.75)      (0.84)
   2003         6.96       0.12            1.72         1.84      (0.12)         --      (0.72)      (0.84)
CLASS C ++
   2006        $8.00      $0.11          $ 1.57       $ 1.68     $(0.12)     $(0.18)    $(0.54)     $(0.84)
   2005         8.23       0.09            0.52         0.61      (0.09)      (0.09)     (0.66)      (0.84)
   2004         7.98       0.11            0.98         1.09      (0.06)      (0.01)     (0.77)      (0.84)
   2003         6.96       0.08            1.78         1.86      (0.08)         --      (0.76)      (0.84)

                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                ----------------------------------------------------------------
                         Net Asset              Net Assets                Operating       Operating
  Period                   Value,                 End of        Net        Expenses        Expenses    Portfolio
   Ended     Redemption    End of     Total       Period    Investment      Net of          Before      Turnover
December 31    Fees (a)    Period    Return+    (in 000's)    Income    Reimbursements  Reimbursements    Rate
-----------  ---------   ---------  ---------   ----------   ---------  --------------  -------------- ---------
CLASS AAA
   2006       $0.00(b)     $9.16       23.1%     $157,645      2.02%        1.44%           1.44%          24%
   2005        0.00(b)      8.20        8.4       124,437      1.79         1.50            1.50           18
   2004        0.00(b)      8.36       15.6        81,471      1.85         1.82            1.82(c)        17
   2003          --         8.03       29.5        43,526      1.92         2.00            2.00           39
   2002          --         6.96      (15.1)       13,215      2.91         2.00            2.64           41
CLASS A ++
   2006       $0.00(b)     $9.19       23.0%     $201,124      2.02%        1.44%           1.44%          24%
   2005        0.00(b)      8.23        8.5        81,869      1.88         1.50            1.50           18
   2004        0.00(b)      8.38       15.4        10,165      2.30         1.82            1.82(c)        17
   2003          --         8.06       29.9           307      1.67         2.00            2.00           39
CLASS B ++
   2006       $0.00(b)     $8.80       22.1%     $    347      1.28%        2.19%           2.19%          24%
   2005        0.00(b)      7.97        7.6           331      1.01         2.25            2.25           18
   2004        0.00(b)      8.20       14.5           333      1.08         2.57            2.57(c)        17
   2003          --         7.96       28.4            71      1.72         2.75            2.75           39
CLASS C ++
   2006       $0.00(b)     $8.84       22.1%     $209,691      1.27%        2.19%           2.19%          24%
   2005        0.00(b)      8.00        7.6        94,118      1.14         2.25            2.25           18
   2004        0.00(b)      8.23       14.6        10,245      1.33         2.57            2.57(c)        17
   2003          --         7.98       28.7           307      1.11         2.75            2.75           39

-------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.
++  Class A, B, and C Shares commenced  operations on December 31, 2002.
(a) Per share data is calculated using the average shares outstanding method.
(b) Amount represents less than $0.005 per share.
(c) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $66,719 during 2004, representing previously reimbursed expenses from the Adviser. During the fiscal year ended December 31, 2004, had such payment not been made, the expense ratio would have been 1.71%, 1.71%, 2.46%, and 2.46% for Class AAA, Class A, Class B, and Class C, respectively.

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of The Gabelli Utilities Fund

We have audited the accompanying statement of assets and liabilities of The Gabelli Utilities Fund (the "Fund"), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Utilities Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                               ERNST & YOUNG LLP
Philadelphia, Pennsylvania
February 16, 2007

THE GABELLI UTILITIES FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Utilities Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN        PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2    BY TRUSTEE           DURING PAST FIVE YEARS                        HELD BY TRUSTEE 4
----------------      -------------  ----------------       ------------------------                    -------------------
INTERESTED TRUSTEES 3:
----------------------
MARIO J. GABELLI       Since 1999          24        Chairman of the Board and Chief Executive      Director of Morgan
Trustee                                              Officer of GAMCO Investors, Inc. and Chief     Group Holdings, Inc.
Age: 64                                              Investment Officer - Value Portfolios          (transportation services);
                                                     of Gabelli Funds, LLC and GAMCO Asset          Chairman of the Board
                                                     Management Inc.; Director/Trustee or Chief     of Lynch Interactive
                                                     Investment Officer of other registered         Corporation (multimedia
                                                     investment companies in the Gabelli Funds      and communication
                                                     complex; Chairman and Chief Executive          services company)
                                                     Officer of GGCP, Inc.

INDEPENDENT TRUSTEES 5:
----------------------
ANTHONY J. COLAVITA    Since 1999          34        Partner in the law firm of Anthony J.                           --
Trustee                                              Colavita, P.C.
Age: 71

VINCENT D. ENRIGHT     Since 1999          13        Former Senior Vice President and Chief                          --
Trustee                                              Financial Officer of KeySpan Energy Corporation
Age: 63                                              (public utility 1994-1998)

MARY E. HAUCK          Since 2000           3        Retired Senior Manager of the Gabelli O'Connor                  --
Trustee                                              Fixed Income Mutual Funds Management Company
Age: 64

WERNER J. ROEDER, MD   Since 1999          23        Director of Lawrence Hospital and                               --
Trustee                                              practicing private physician
Age: 66

OFFICERS:
--------
BRUCE N. ALPERT        Since 2003           --       Executive Vice President and Chief Operating Officer of         --
President                                            Gabelli Funds, LLC since 1988 and an officer of all of the
Age: 55                                              registered investment companies in the Gabelli Funds complex.
                                                     Director and President of Gabelli Advisers, Inc. since 1998

JAMES E. MCKEE         Since 1999           --       Vice President, General Counsel and Secretary of GAMCO          --
Secretary                                            Investors, Inc. since 1999 and GAMCO Asset Management
Age: 43                                              Inc. since 1993; Secretary of all of the registered investment companies in the Gabelli Funds complex

AGNES MULLADY          Since 2006           --       Treasurer of all of the registered investment companies         --
Treasurer                                            in the Gabelli Funds complex; Senior Vice President of U.S.
Age: 48                                              Trust Company, N.A. and Treasurer and Chief Financial Officer of
                                                     Excelsior Funds from 2004 through 2005; Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004; Controller of Reserve Management Corporation and Reserve Partners, Inc.
                                                     and Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN     Since 2004           --       Director of Regulatory Affairs at GAMCO Investors, Inc.         --
Chief Compliance Officer                             since 2004; Chief Compliance Officer of all of the
Age: 53                                              registered investment companies in the Gabelli Funds
                                                     complex; Vice President of Goldman Sachs Asset Management
                                                     from 2000 through 2004

--------------------------------------------------------------------------------
1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each  Trustee will hold office for an  indefinite  term until the earliest of
   (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
5  Trustees  who  are  not   considered   interested   persons  are  considered
   "Independent" Trustees.

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                           Mary E. Hauck
CHAIRMAN AND CHIEF                              FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                               GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                           MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                             Werner J. Roeder, MD
ATTORNEY-AT-LAW                                 MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                       LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.

                                    OFFICERS

Bruce N. Alpert                                 James E. McKee
PRESIDENT                                       SECRETARY

Agnes Mullady                                   Peter D. Goldstein
TREASURER                                       CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB470Q406SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH



                    THE
                    GABELLI
                    UTILITIES
                    FUND





                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2006

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,500 for 2005 and $33,200 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 for 2005 and $0 for 2006. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $100,600 for 2005 and $73,050 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    The Gabelli Utilities Fund
               -----------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       03/01/2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       03/01/2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date                       03/01/2007
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* Print the name and title of each signing officer under his or her signature.